Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the computation
of
the basic and diluted net loss per share for the three months ended March 31, 2021 and 2020.

	Three Months Ended March 31,
	2021	2020
Numerator:
Net loss	$(120,224)	$(33,146)
Less: revaluation of warrant liability	(951)	—

Adjusted net loss	$(121,175)	$(33,146)

Denominator:
Weighted average shares outstanding, basic	392,189,851	271,896,258
Dilutive effect of common stock issuable from assumed exercise of warrants	299,910	—

Weighted average shares outstanding, diluted	392,489,761	271,896,258

Net loss per share:
Basic	$(0.31)	$(0.12)

Diluted	$(0.31)	$(0.12)

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2020, 2019, and 2018.

	Years Ended December 31,
	2020 As Restated	2019	2018
Numerator:
Net loss	$(370,866)	$(88,656)	$(64,293)
Less: premium on repurchase of redeemable convertible preferred stock	(13,407)	(16,816)	(166)

Net loss attributable to common stockholders, basic	$(384,273)	$(105,472)	$(64,459)

Less: revaluation of warrant liability	(13,448)	—	—

Net loss attributable to common shareholders, diluted	$(397,721)	$(105,472)	$(64,459)

Denominator:
Weighted average shares outstanding, basic	335,325,271	262,528,769	226,465,041

Dilutive effect of common stock issuable from assumed exercise of warrants	505,762	—	—

Weighted average shares outstanding, diluted	335,831,033	262,528,769	226,465,041

Net loss per share to common stockholders:
Basic	$(1.15)	$(0.40)	$(0.28)
Diluted	$(1.18)	$(0.40)	$(0.28)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	The following outstanding common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been anti-dilutive.

	Three Months Ended March 31,
	2021	2020
Stock options, including performance stock options	30,599,958	41,084,216
Restricted stock units, including market based RSUs	20,359,012	—

Total	50,958,970	41,084,216

The following outstanding common stock equivalents were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive.

	Years Ended December 31,
	2020	2019	2018
Stock options, including performance stock options	32,529,224	40,012,825	25,791,263
Restricted stock units, including Market Based RSUs	18,344,243	—	—

	50,873,467	40,012,825	25,791,263